Intangible Assets (Tables)	6 Months Ended
Apr. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets	As of April 30, 2025 and October 31, 2024, intangible assets consisted of:
	April 30, 2025	October 31, 2024
Patent right	$6,877	$7,025
Less: Accumulated amortization	(1,089)	(937)
Totals	$5,788	$6,088

Schedule of Table Presents Future Amortization	The following table presents future amortization as of April 30, 2025:
Year ended April 30,	Amount
2026	344
2027	344
2028	344
2029	344
Thereafter	4,412
Totals	$5,788